RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Sep. 30, 2025
SCHEDULE OF RIGHT-OF-USE ASSETS, NET

Right-of-use assets relate to office space leased by the Group. The amount in respect of lease are as follows:

Properties
USD
At April 1, 2024	357,202
Amortization	(125,575)
Modification adjustment (a)	(5,955)
At March 31, 2025 (audited)	225,672
Additions (b)	84,233
Amortization	(90,773)
Exchange realignment	3,505
At September 30, 2025 (unaudited)	222,637

(a)	There were rent reviews relating to the Monaco office in February 2025 and modification adjustments were made to account for the change in monthly rent.

(b)	In April 2025, the Group entered into a new lease agreement in the UK which expires September 1, 2026.